Commitments and Contingencies (Narrative) (Detail) MMcf in Millions, $ in Millions	1 Months Ended									3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) site MMcf	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 Petition	Jun. 30, 2017	Apr. 30, 2017 station Petition	Aug. 31, 2016 T	Apr. 30, 2015 Facility	Mar. 31, 2019 USD ($) Facility site Indicator gal MMcf	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) GasFiredUnit		Oct. 31, 2017 USD ($)	Oct. 31, 2015 ppb
Loss Contingencies [Line Items]
Environmental Remediation Expense										$ (113)
Impairment of assets and other charges										835	$ 1
Liabilities recorded	$ 72,455									72,455		$ 55,866	[1]
Regulatory liability	11,411									11,411		7,196
DESC
Loss Contingencies [Line Items]
Liabilities recorded	$ 20									$ 20
Equity method investment, ownership percentage	55.00%									55.00%
Contesting amount for filed liens in Fairfield country		$ 285
DESC | SCDOR [Member]
Loss Contingencies [Line Items]
Proportional share with NND project				100.00%
Proposed assessment amount from audit				$ 410
DESC | SOUTH CAROLINA
Loss Contingencies [Line Items]
Amount claimed by plaintiffs in legal matter			$ 75
Proportional share with NND project			55.00%
Minimum | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property												60
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Environmental Remediation Expense										$ (113)
Impairment of assets and other charges										546
Liabilities recorded	$ 26,330									26,330		23,833	[2]
Regulatory liability	5,089									$ 5,089		4,946
Virginia Electric and Power Company | Cost of Landfills and Beneficial Reuse
Loss Contingencies [Line Items]
ARO incurred	2,400
Virginia Electric and Power Company | Increase In Property Plant And Equipment
Loss Contingencies [Line Items]
ARO incurred	1,300
Virginia Electric and Power Company | Future Ash Pond and Landfill Closure Costs
Loss Contingencies [Line Items]
ARO incurred	202
Virginia Electric and Power Company | Other operations and maintenance
Loss Contingencies [Line Items]
ARO incurred	113
ARO incurred, after tax	$ 84
Virginia Electric and Power Company | Minimum
Loss Contingencies [Line Items]
Legislation requires for coal combustion residual | MMcf	6.8									6.8
Virginia Electric and Power Company | Maximum [Member]
Loss Contingencies [Line Items]
Proposed revenue requirement	$ 225
Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Liabilities recorded	18,156									$ 18,156		17,886	[3]
Regulatory liability	845									845		789
SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Escrow account												2,000
Credit in future electric rate relief												2,000
Cash payment												115
Impairment of assets and other charges										169
Asset impairment charges after tax										126
SCANA | Maximum [Member] | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property												$ 85
Federal Energy Regulatory Commission | Virginia Electric and Power Company | Pending Litigation [Member]
Loss Contingencies [Line Items]
Regulatory liability	$ 14									$ 14
CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date					2023-12
CWA | EPA | 2015 Effluent Limitations Guidelines Rule for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date					2020-11
CCR | EPA
Loss Contingencies [Line Items]
Number of petition agreed for reconsideration | Petition					2
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Significant emission rate per rear CO2 equivalent | T								75,000
Electric generating stations with water withdrawals per day | gal										125
Unfavorable Regulatory Action | MATS | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of effective days to operate power station units						90 days
Unfavorable Regulatory Action | Ozone Standards | EPA
Loss Contingencies [Line Items]
Standard emission level prior to revision | ppb															75
Revised emission standard level | ppb															70
Unfavorable Regulatory Action | Ozone Standards | EPA | Minimum
Loss Contingencies [Line Items]
Estimated compliance costs														$ 25
Unfavorable Regulatory Action | Ozone Standards | EPA | Maximum [Member]
Loss Contingencies [Line Items]
Estimated compliance costs														$ 35
Unfavorable Regulatory Action | Ozone Standards | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of natural gas fired units to place at facility | GasFiredUnit												2
Unfavorable Regulatory Action | CWA
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility										14
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator										5
Number of optional facility-specific factors | Indicator										6
Number of facilities that may be subject to final regulations | Facility										8
Unfavorable Regulatory Action | CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition							2
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	22									22
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Number of former sites | site										1
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	3									3
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Estimated compliance costs				18
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program | Other operations and maintenance
Loss Contingencies [Line Items]
Environmental Remediation Expense				16
Environmental Remediation Expense, net of tax				$ 12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site	12									12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | SCANA
Loss Contingencies [Line Items]
Estimated compliance costs	$ 10									$ 10
Number of sites under investigation, remediation and monitoring | site										4
Number of sites with an updated remediation work plan | site										1
Updated remediation work plan, cost increase										$ 8
Unfavorable Regulatory Action | CCR | EPA | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility									11
Unfavorable Regulatory Action | CCR | EPA | Virginia Electric and Power Company | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility									8
Number of stations | station							4

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.